Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class AAA
C000002942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class C
Average Annual Return, Percent	9.09%	18.65%	6.58%	9.20%
C000034307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class I
C000002940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class A
Average Annual Return, Percent	4.16%	13.61%	6.12%	9.37%
Without Sales Load [Member] | C000002943
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	20.55%	7.39%	10.02%
Without Sales Load [Member] | C000002942
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	19.65%	6.58%	9.20%
Without Sales Load [Member] | C000034307
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%	20.86%	7.65%	10.30%
Without Sales Load [Member] | C000002940
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%	20.54%	7.38%	10.02%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	20.64%	10.77%	13.67%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	20.64%	10.77%	13.67%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	20.64%	10.77%	13.67%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	20.64%	10.77%	13.67%